Submission	Apr. 03, 2026
Submission [Line Items]
Central Index Key	0001853513
Registrant Name	Mister Car Wash, Inc.
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A